Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of Inventories	As of December 31, 2022 and December 31, 2021 inventories consisted of the following:
	December 31,	December 31,
	2022	2021
Finished goods	$3,915,456	$22,433,140